Right of Use And Lease - Schedule of Lease Obligation (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Current	R$ 1,081,059	R$ 542,088
Non-current	3,026,116	1,975,477
Total	R$ 4,107,175	R$ 2,517,565